Other financial assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other financial assets	£ 125	£ 141	£ 143
Disposal of investments	0	0
Fair value movements – OCI [member]
Disclosure of financial assets [line items]
Other financial assets	24	28
Disposal of investments	0	0
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Other financial assets	125	141
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Other financial assets	£ 101	£ 113